STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options And Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. Share-based compensation expense for stock options and restricted stock awards included in salaries and employee benefits expense for the year ended December 31, 2013, and 2012, was $3.8 million and $4.2 million, respectively. Total unrecognized compensation cost related to nonvested share-based compensation was $4.2 million at December 31, 2013 and is expected to be recognized over a weighted average period of 1.9 years.

As of December 31, 2013, First Financial had five stock-based compensation plans. The 1999 Stock Incentive Plan for Officers and Employees and the 1999 Stock Option Plan for Non-Employee Directors provided incentive stock options, non-qualified stock options and stock awards to certain key employees and non-qualified stock options to non-employee directors (the 1999 Plans) of First Financial for up to 7,507,500 common shares. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date. All options expire at the end of the exercise period. No additional awards may be granted under the 1999 Plans. On June 15, 2009, the shareholders approved the 2009 Employee Stock Plan and the 2009 Non-Employee Director Plan providing for the issuance of 1,500,000 shares and 75,000 shares, respectively. The 2009 Employee Stock Plan expired on June 15, 2012, and thus, no new awards may be granted under this plan. On May 22, 2012, First Financial shareholders approved the First Financial Bancorp. 2012 Stock Plan and amendments to the 2009 Non-Employee Director Plan. At December 31, 2013, there were 1,502,848 shares and 25,647 shares available for issuance under these plans, respectively.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of its stock options. In addition to the stock option strike price, the Black-Scholes valuation model utilizes the use of the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding and is based on historical trends. No options were granted in 2013, 2012 or 2011.

Stock option activity for the year ended December 31, 2013, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	1,991,375	$14.13
Granted	0	0.00
Exercised	(841,888)	12.84
Forfeited or expired	(162,811)	16.62
Outstanding at end of year	986,676	$14.82	2.5 years	$2,641
Exercisable at end of year	986,676	$14.82	2.5 years	$2,641

The intrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2013	2012	2011
Total intrinsic value of options exercised	$3,247	$1,277	$477
Cash received from exercises	$73	$320	$150
Tax benefit from exercises	$1,422	$1,576	$1,421

Restricted stock awards have historically been recorded as deferred compensation, a component of shareholders' equity, at the fair value of these awards at the grant date and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and one year for non-employee directors. The vesting of these awards for employees and non-employee directors only require a service period to be met, however, in 2013, additional awards were granted which also require certain performance measures to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2013		2012		2011
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	518,756	$16.65	518,736	$15.99	485,498	$15.63
Granted	302,175	15.65	290,706	17.00	261,356	16.02
Vested	(263,302)	16.63	(228,233)	15.58	(200,525)	14.87
Forfeited	(101,597)	16.26	(62,453)	16.61	(27,593)	18.10
Nonvested at end of year	456,032	$16.00	518,756	$16.65	518,736	$15.99

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The total fair value of restricted stock vested during 2013 was $4.4 million.